Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 3. Leases

The Company classifies the lease for its office space as an operating lease, and records a related right-of-use lease asset and lease liability accordingly. Pursuant to an amendment in May 2025, the lease has been extended through October 2028. The current rent is $11,625 per month through October 2026. It increases to $11,883 in November 2026 and to $12,142 in November 2027 where it remains until expiration.

The following represents a reconciliation of contractual lease cash flows to the right-of-use lease asset and liability recognized in the financial statements:

Operating
Lease
Contractual cash payments for the remaining lease term as of December 31, 2025
2026	$140,017
2027	143,117
2028	121,416
Less implied interest	(46,406)
Total	$358,144
Discount rate applied	8.47%
Remaining lease term (months) as of December 31, 2025	34

Lease expense for the year ended December 31, 2024:
Lease expense	$136,022
Total	$136,022

Lease expense for the year ended December 31, 2025:
Lease expense	$139,781
Total	$139,781